Operating segments - Geographical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 104,505	$ 103,877
Non-current assets	211,757	121,284
China
Disclosure of geographical areas [line items]
Revenue	38,818	54,267
Non-current assets	29,009	27,577
Germany
Disclosure of geographical areas [line items]
Revenue	22,063	23,032
United States
Disclosure of geographical areas [line items]
Revenue	17,536	8,010
Non-current assets	4,121	4,107
United Kingdom
Disclosure of geographical areas [line items]
Revenue	8,968	7,876
Non-current assets	17,552	0
Canada
Disclosure of geographical areas [line items]
Revenue	3,063	1,259
Non-current assets	157,805	88,128
Denmark
Disclosure of geographical areas [line items]
Revenue	3,026	1,171
Non-current assets	3,270	1,472
Norway
Disclosure of geographical areas [line items]
Revenue	2,521	436
Belgium
Disclosure of geographical areas [line items]
Revenue	2,121	2,673
France
Disclosure of geographical areas [line items]
Revenue	1,827	1,090
Japan
Disclosure of geographical areas [line items]
Revenue	954	2,695
Spain
Disclosure of geographical areas [line items]
Revenue	926	128
Taiwan
Disclosure of geographical areas [line items]
Revenue	912	1,008
Poland
Disclosure of geographical areas [line items]
Revenue	541	0
India
Disclosure of geographical areas [line items]
Revenue	439	0
Ukraine
Disclosure of geographical areas [line items]
Revenue	244	0
Sweden
Disclosure of geographical areas [line items]
Revenue	129	0
Other countries
Disclosure of geographical areas [line items]
Revenue	$ 417	$ 232